Description of business (Details Textual) - USD ($) $ in Millions		1 Months Ended				12 Months Ended
	Aug. 12, 2014	Dec. 31, 2016	Dec. 16, 2016	Oct. 01, 2015	Apr. 28, 2014	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage	50.00%	50.00%				50.00%
Exercise Of Option, Additional Common Units			588,389
Limited Partners Capital Account, Units Issued	11,040,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage						100.00%
Subordinated units [Member]
Condensed Financial Statements, Captions [Line Items]
Exercise Of Option, Additional Common Units						0
Limited Partners Capital Account, Units Issued	13,156,060
Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners Capital Account, Units Issued	2,116,060
Percentage of incentive distribution rights	100.00%
Percentage of Partnership Interest	58.00%
Hoegh LNG Partners Operating LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest						100.00%
Hoegh LNG Services Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest						100.00%
Hoegh LNG Lampung Pte. Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest						100.00%
PT Hoegh LNG Lampung [Member]
Condensed Financial Statements, Captions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage						49.00%
SRV Joint Gas Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage		50.00%				50.00%
SRV Joint Gas Two Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage		50.00%				50.00%
Hoegh LNG FRSU III Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				100.00%		100.00%
Hoegh LNG Cyprus Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest						100.00%
Hoegh LNG Cyprus Limited Egypt Branch [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest						100.00%
Hoegh LNG Colombia Holding Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest						51.00%
Percentage of Partnership Interest		51.00%				51.00%
Mitsui O.S.K. Lines, Ltd. and Tokyo LNG Tanker Co. [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage		50.00%				50.00%
IPO [Member]
Condensed Financial Statements, Captions [Line Items]
Exercise Of Option, Additional Common Units	1,440,000
Limited Partners Capital Account, Units Issued	11,040,000
Partners' Capital Account, Public Sale of Units Net of Offering Costs	$ 203.5
Percentage of Partnership Interest	42.00%
Subsidiaries [Member] | Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest					100.00%
Underwritten Public Offering [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners Capital Account, Units Issued		6,588,389				6,588,389
Partners' Capital Account, Public Sale of Units Net of Offering Costs		$ 111.5